Summary of Significant Accounting Policies - Disaggregated Net Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 193,146	$ 161,791	$ 144,232
Revenues recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	193,146	155,363	143,490
Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 6,428	$ 742